Debt - Summary of Santander Credit Line (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Jul. 11, 2024	Jul. 10, 2024	Dec. 31, 2023
Schedule of debt [line items]
Credit Lines	$ 120,955			$ 182,145
Santander Credit Line
Schedule of debt [line items]
Effective rate	2.00%	2.00%	3.15%
Remaining contract period	1
Credit Lines	$ 120,955			0
Santander Credit Line
Schedule of debt [line items]
Effective rate	3.15%
Remaining contract period	1
Credit Lines	$ 0			$ 182,145